Changes in accounting policies	12 Months Ended
Dec. 31, 2022
Changes in accounting policies [Abstract]
Changes in accounting policies
3	Changes in accounting policies

New Standards adopted as of January 1, 2022

Some accounting pronouncements which have become effective from 1 January 2022 and have therefore been adopted do not have a significant impact on the Company’s financial results or position.

Other Standards and amendments that are effective for the first time in 2022 and could be applicable to the Company are:

•	Reference to the Conceptual Framework (Amendments to IFRS 3)

•	COVID-19 – Related Rent Concessions beyond 30 June 2021 (Amendments to IFRS 16)

•	Property, Plant and Equipment: Proceeds Before Intended Use (Amendments to IAS 16)

•	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)

•	Annual Improvements (2018-2020 Cycle):

These amendments do not have a significant impact on these financial statements and therefore the disclosures have not been made.

Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Company

At the date of authorization of these consolidated financial statements, several new, but not yet effective Standards, amendments to existing Standards, and Interpretations have been published by the IASB, none of which have been adopted in advance by Grupo TMM.

Other new standards and amendments that are not yet effective and have not been adopted early by the Company include:

•	IFRS 17 ‘Insurance Contracts’

•	Amendments to IFRS 17 ‘Insurance Contracts’ (Amendments to IFRS 17 and IFRS 4)

•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

•	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

•	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)

•	Disclosure of Accounting Policies (Amendments to IAS 1)

•	Definition of Accounting Estimates (Amendments to IAS 8)

These amendments are not expected to have a significant impact on the financial statements in the period of initial application and therefore the disclosures have not been made.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations not adopted in the current year have been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.